091-17088

For Internal Use Only
Sec File No. 9-

RECEIVED
2014 MAR 28 PM 2:41
SEC / MR

Submit 1 Original
and 4 copies

COPY

OMB APPROVAL
OMB Number: 3235-0504
Expires July 31, 2004
Estimated average burden
hours per response. . 2.00

SEC
Mail Processing
Section
MAR 28 2014
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGA Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**AdvisorShares Investments, LLC**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

14010301

4. Name of Underlying Instrument:

**GLDE: Exchange-Traded Currency Futures; OTC Foreign Exchange Forward Contracts**
**GYEN: Exchange-Traded Currency Futures; OTC Foreign Exchange Forward Contracts**
**GEUR: Exchange-Traded Currency Futures; OTC Foreign Exchange Forward Contracts**
**GGBP: Exchange-Traded Currency Futures; OTC Foreign Exchange Forward Contracts**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 4 indexes referred to in item 4 above are Narrow-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**GLDE; GYEN; GEUR; GGBP**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**GLDE: Various World Markets**
**GYEN: Various World Markets**
**GEUR: Various World Markets**
**GGBP:Various World Markets**

***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Eric Swanson** |
| Title: | **Executive Vice President & General Counsel** |
| Telephone Number: | **212-378-8523 (NY) 201-418-3410 (NJ)** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **March 24, 2014** |

Act: Securities Exchange Act of 1934
MAR 28 2014